Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	QUAKER INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000870355
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2024
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
CCM Affordable Housing MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

QUAKER INVESTMENT TRUST

CCM Affordable Housing MBS ETF

(the “Fund”)

Supplement dated July 2, 2024, to the Fund’s Summary Prospectus dated October 27, 2023, as amended and restated March 18, 2024, and Statutory Prospectus, dated October 27, 2023, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

The information in the section titled “Principal Investments” on page 3 of the Summary Prospectus and the Statutory Prospectus, and the third through sixth paragraph under the section titled “DESCRIPTION OF PRINCIPAL INVESTMENTS” on page 11 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities backed by pools of mortgage loans that the Fund’s adviser, Community Capital Management LLC (“CCM” or the “Adviser”) believes were made to minority families, low- and moderate-income or workforce families, and/or families that live in persistent poverty areas. These loans include home loans:

•	Originated in a census tract where more than 50% of the population is a minority (also referred to as a majority-minority census tract)

•	To “low-income borrowers” defined as a person whose total annual income is 50% or less of the area median income (“AMI”) or average income for the community where they live and a “moderate-income borrowers” defined as a person whose total annual income is above 50% but less than 80% of the AMI or average income for the community where they live.

•	In census tracts where more than 50% of the population is non-white and at least 40% of the population is living at or below the poverty line (defined as a racially or ethnically concentrated areas of poverty or “R/ECAP”)

•	In counties where, for more than 20 years, 20% or more of the population has lived in poverty (defined as a persistent poverty county or “PPC”).

•	To borrowers whose total annual income is above 60% but less than 120% of the AMI or average income for the community where they live. This is commonly referred to as “workforce housing,” which may include middle-income workers such as teachers, police officers, firefighters, nurses, and retail workers who do not qualify for subsidized housing but still may struggle to afford market-rate housing in their communities.

The Fund will invest at least 51% of its net assets in mortgage-backed securities that the Fund’s investment advisor believes will be deemed to be qualified under the Community Reinvestment Act of 1977 (“CRA”), so that financial institutions that are subject to the CRA may receive investment test or similar consideration/credit under the CRA with respect to shares of the Fund held by them.

The Fund may also invest in mortgage-backed securities backed by pools of loans sourced from non-traditional originators including Community Development Financial Institutions (CDFIs) and minority-owned banks.

The mortgage-backed securities in which the Fund invests are issued and/or guaranteed by government- sponsored enterprises (each a “GSE”), such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Bank (“Freddie Mac”) and are therefore rated investment grade. To create the mortgage-backed securities in which the Fund invests, these GSEs securitize pools of mortgage loans and each mortgage loan in the pool must meet the conforming underwriting standards of the relevant agency. While securities issued or guaranteed by Ginnie Mae are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by Fannie Mae and Freddie Mac are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Using a proprietary algorithm, CCM screens mortgage origination tapes to identify loans that are made to types of borrowers and in areas as previously defined. CCM also assesses the loan-to-value and FICO scores of borrowers before selecting a mortgage for inclusion in the pools underlying the mortgage-backed securities for the Fund’s portfolio. When making investment decisions, CCM will consider coupon payments of the qualifying mortgage-backed security pools to manage the prepayment and/or extension risk of the Fund’s portfolio.

The Fund is a non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR FUTURE REFERENCE.